COMPENSATION AND DEFINED CONTRIBUTION PLANS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 item	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
COMPENSATION AND DEFINED CONTRIBUTION PLANS
Employer contribution to plans		$ 1,780	$ 1,812
Number of equal installments | item	3
Vesting period for awards granted under the cash-based long-term incentive plan	3 years
Compensation expense related to the cash-based long-term incentive plan		$ 2,162
Number of awards granted under cash-based executive compensation plan | shares		1,433,500